Summary of Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, balance	$ 2,171,526	$ 2,171,526
Impairment	0	0
Goodwill, balance	$ 2,171,526	$ 2,171,526